Group balance sheet - USD ($) $ in Millions		Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Goodwill		$ 849	$ 879
Intangible assets		3,607	2,832
Property, plant and equipment		64,379	64,927
Investments in equity accounted units		3,392	3,504
Inventories		194	196
Deferred tax assets		3,411	3,375
Receivables and other assets		2,175	2,194
Tax recoverable		4	29
Other financial assets		477	528
Total non-current assets		78,488	78,464
Current assets
Inventories		5,798	5,436
Receivables and other assets		3,645	3,574
Tax recoverable		60	72
Other financial assets		2,502	2,543
Cash and cash equivalents		11,412	12,807
Total current assets		23,417	24,432
Total assets		101,905	102,896
Current liabilities
Borrowings and other financial liabilities		(1,770)	(1,381)
Trade and other payables		(7,986)	(7,733)
Tax payable		(1,045)	(1,407)
Provisions including post-retirement benefits		(2,308)	(2,106)
Total current liabilities		(13,109)	(12,627)
Non-current liabilities
Borrowings and other financial liabilities		(11,976)	(12,788)
Trade and other payables		(624)	(798)
Tax payable		(45)	(660)
Deferred tax liabilities		(3,729)	(3,503)
Provisions including post-retirement benefits		(15,324)	(15,930)
Total non-current liabilities		(31,698)	(33,679)
Total liabilities		(44,807)	(46,306)
Net assets		57,098	56,590
Capital and reserves
Share premium account		4,322	4,320
Other reserves		8,562	9,998
Retained earnings		34,081	33,337
Equity attributable to owners of Rio Tinto		50,557	51,432
Attributable to non-controlling interests		6,541	5,158
Total equity		57,098	56,590
Rio Tinto Plc
Capital and reserves
Share capital	[1]	207	207
Rio Tinto Limited
Capital and reserves
Share capital	[1]	$ 3,385	$ 3,570

[1]	At 30 June 2022, Rio Tinto plc had 1,249.3 million ordinary shares in issue and held by the public, and Rio Tinto Limited had 371.2 million shares in issue and held by the public. There were no cross holdings of shares between Rio Tinto Limited and Rio Tinto plc in either periods presented.